Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 M/T Attikos	Dec. 31, 2012 M/T Aristofanis	Jun. 09, 2011 Patroklos Marine Corp	Sep. 30, 2011 Crude Carrier Corps Vessel Owning Companies	Dec. 22, 2012 M/V Agamemnon	Dec. 22, 2012 M/V Archimidis	Dec. 22, 2012 M/T Achilleas and M/T Alexander the Great
Property Plant And Equipment [Line Items]
Fair value of vessels acquired						$ 51,500	$ 351,750	$ 68,000	$ 65,000	$ 137,750
Vessels' impairment charge	43,178	0	0							43,178
Date of vessel sale				Feb. 14, 2012	Apr. 04, 2012
DWT				12,000	12,000
Year built				2005	2005
Net proceeds from sale of vessel	21,299	0	0	9,807	9,867
Gain on sale of vessel	1,296	0	0	943	353
Vessel carrying value	959,550	1,073,986	707,339	8,864	9,514					180,928
Vessel improvements costs capitalized	105	611
Consideration for acquisition of Patroklos						$ 83,525